STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ (149,924,023)	$ 20,998,219	$ 10,871,851
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	4,282,498	17,938,007	(3,744,695)
Comprehensive income (loss)	(145,641,525)	38,936,226	7,127,156
Less: Comprehensive income (loss) attributable to non-controlling interests	1,021,108	1,703,442	(618,640)
Comprehensive income (loss) attributable to Leju Holdings Limited shareholders	$ (146,662,633)	$ 37,232,784	$ 7,745,796